Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 36,416	$ 26,773
Accounts receivable past due terms	1 year
Value added tax payable, Percentage	13.00%	6.00%
Tax benefit, description	Greater than 50%.
Equity securities, description	Less than 5%.
Impairment loss		$ 3,281,779
Comprehensive loss	(4,617,886)	(9,425,479)	$ (4,756,357)
Continuing operations [Member]
Summary of Significant Accounting Policies (Textual)
Warranty expense	(7,911)	(10,261)	(130,885)
Government subsidies	0	0	17,394
Research and development costs	0	301,713	344,575
Comprehensive loss	$ 19,811	$ 56,259	$ 76,592
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable terms	60 days
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable terms	180 days